Employee benefits (Details 5) (Defined pension benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 10,930	$ 10,282	$ 8,867
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,116	1,167
Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	387	296
Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	586	701
Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	143	170
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	8,603	7,933
Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,287	1,893
Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	515	443
Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,011	1,056
Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,442	3,367
Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	645	707
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	69	76
Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	505	252
Level 2 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	82	87
Level 2 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	47	52
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,211	1,182	1,031
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	155	164	177
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	158	153	113
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	866	830	741
Level 3 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	32	35
Total fair value
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	10,930	10,282
Total fair value | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	387	296
Total fair value | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,287	1,893
Total fair value | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	515	443
Total fair value | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,597	1,757
Total fair value | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,442	3,367
Total fair value | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	645	707
Total fair value | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	69	76
Total fair value | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	648	422
Total fair value | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	155	164
Total fair value | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	158	153
Total fair value | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	948	917
Total fair value | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 79	$ 87